UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $20,115,137 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW     COM              00383Y102   109129  1586865 SH       SOLE                   937178        0   649687
ADOBE SYS INC                  COM              00724F101      427    10000 SH       SOLE                        0        0    10000
ALIGN TECHNOLOGY INC           COM              016255101     1384    83000 SH       SOLE                        0        0    83000
ALLERGAN INC                   COM              018490102   929290 14465903 SH       SOLE                  8613707        0  5852196
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     1243    64000 SH       SOLE                        0        0    64000
ALNYLAM PHARMACEUTICALS INC    COM              02043Q107     1861    64000 SH       SOLE                        0        0    64000
AMAZON COM INC                 COM              023135106   236199  2549649 SH       SOLE                  1447709        0  1101940
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   931965 15181054 SH       SOLE                  9076032        0  6105022
AMYLIN PHARMACEUTICALS INC     COM              032346108     1310    35400 SH       SOLE                      400        0    35000
APP PHARMACEUTICALS INC        COM              00202H108    43017  4188650 SH       SOLE                  2452732        0  1735918
APPLE INC                      COM              037833100  1167198  5892557 SH       SOLE                  3528286        0  2364271
ARTHROCARE CORP                COM              043136100     1874    39000 SH       SOLE                        0        0    39000
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     4248   120000 SH       SOLE                        0        0   120000
BP PLC                         SPONSORED ADR    055622104      402     5500 SH       SOLE                        0        0     5500
BROADCOM CORP                  CL A             111320107   723897 27693068 SH       SOLE                 16506187        0 11186881
CELGENE CORP                   COM              151020104     1167    25250 SH       SOLE                     3250        0    22000
CERNER CORP                    COM              156782104   278251  4933532 SH       SOLE                  2926805        0  2006727
CISCO SYS INC                  COM              17275R102     6255   231067 SH       SOLE                   134395        0    96672
CME GROUP INC                  COM              12572Q105   945074  1377659 SH       SOLE                   824188        0   553471
E M C CORP MASS                COM              268648102   858890 46351297 SH       SOLE                 27724052        0 18627245
EXPEDITORS INTL WASH INC       COM              302130109   392905  8793761 SH       SOLE                  5249863        0  3543898
FMC TECHNOLOGIES INC           COM              30249U101   281219  4959766 SH       SOLE                  2966871        0  1992895
GENENTECH INC                  COM NEW          368710406   662074  9871391 SH       SOLE                  5914480        0  3956911
GENERAL ELECTRIC CO            COM              369604103      610    16450 SH       SOLE                     2000        0    14450
GENZYME CORP                   COM              372917104   918765 12342354 SH       SOLE                  7364205        0  4978149
GOOGLE INC                     CL A             38259P508  2033988  2941500 SH       SOLE                  1755890        0  1185610
GTX INC DEL                    COM              40052B108      804    56000 SH       SOLE                        0        0    56000
HANSEN MEDICAL INC             COM              411307101     1787    59700 SH       SOLE                      600        0    59100
HEALTHWAYS INC                 COM              422245100     1344    23000 SH       SOLE                        0        0    23000
HUMAN GENOME SCIENCES INC      COM              444903108     1284   123000 SH       SOLE                        0        0   123000
INTEL CORP                     COM              458140100      352    13200 SH       SOLE                     3100        0    10100
INTERCONTINENTALEXCHANGE INC   COM              45865V100   985017  5116973 SH       SOLE                  3059088        0  2057885
INTERMUNE INC                  COM              45884X103      373    28000 SH       SOLE                        0        0    28000
INTUITIVE SURGICAL INC         COM NEW          46120E602   808759  2503899 SH       SOLE                  1486965        0  1016934
IRON MTN INC                   COM              462846106   288583  7795323 SH       SOLE                  4675498        0  3119825
ISHARES TR                     RUSSELL1000GRW   464287614    55741   917099 SH       SOLE                   691449        0   225650
ISHARES TR                     KLD SL SOC INX   464288802     1136    18675 SH       SOLE                        0        0    18675
LAS VEGAS SANDS CORP           COM              517834107   553476  5370944 SH       SOLE                  3235969        0  2134975
LOWES COS INC                  COM              548661107   497896 22011334 SH       SOLE                 13095630        0  8915704
MEDAREX INC                    COM              583916101     1076   103250 SH       SOLE                      250        0   103000
MICROSOFT CORP                 COM              594918104     2236    62806 SH       SOLE                    22406        0    40400
MOODYS CORP                    COM              615369105   499776 13999316 SH       SOLE                  8350075        0  5649241
NATIONAL OILWELL VARCO INC     COM              637071101  1188093 16173326 SH       SOLE                  9676095        0  6497231
NUVASIVE INC                   COM              670704105     3043    77000 SH       SOLE                        0        0    77000
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      218     4256 SH       SOLE                     4256        0        0
PRICE T ROWE GROUP INC         COM              74144T108      647    10634 SH       SOLE                       34        0    10600
PROCTER & GAMBLE CO            COM              742718109      322     4390 SH       SOLE                        0        0     4390
REGENERON PHARMACEUTICALS      COM              75886F107     1135    47000 SH       SOLE                        0        0    47000
SALESFORCE COM INC             COM              79466L302   617984  9857772 SH       SOLE                  5900508        0  3957264
SCHLUMBERGER LTD               COM              806857108  1101533 11197855 SH       SOLE                  6712071        0  4485784
STARBUCKS CORP                 COM              855244109   780669 38137237 SH       SOLE                 22888550        0 15248687
STRYKER CORP                   COM              863667101   494063  6612187 SH       SOLE                  3948872        0  2663315
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   418112  8995523 SH       SOLE                  5423743        0  3571780
VARIAN MED SYS INC             COM              92220P105   499463  9575600 SH       SOLE                  5681783        0  3893817
VERTEX PHARMACEUTICALS INC     COM              92532F100     1278    55000 SH       SOLE                        0        0    55000
WALGREEN CO                    COM              931422109   459003 12053655 SH       SOLE                  7133921        0  4919734
WHOLE FOODS MKT INC            COM              966837106      284     6950 SH       SOLE                     1950        0     5000
YAHOO INC                      COM              984332106   309493 13305794 SH       SOLE                  7934943        0  5370851
ZIMMER HLDGS INC               COM              98956P102     7515   113608 SH       SOLE                    57257        0    56351